Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$	$
		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)
INVESTMENTS IN SECURITIES 115.8% ¤
CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027		$950	$962
Athene Global Funding
4.383% due 07/16/2026 •		8,000	8,001
4.950% due 01/07/2027		500	501
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		89	86
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	500	607
Bank of America Corp.
4.979% due 01/24/2029 •		$13,900	13,978
5.202% due 04/25/2029 •		200	202
5.933% due 09/15/2027 •		5,400	5,416
Bank of Montreal
4.309% due 06/01/2027	CAD	2,700	1,925
4.518% (SOFRINDX + 0.880%) due 09/10/2027 ~		$4,000	4,004
Barclays PLC
4.837% due 09/10/2028 •		2,600	2,605
5.674% due 03/12/2028 •		400	403
Citibank NA
4.929% due 08/06/2026		11,700	11,702
Corebridge Global Funding
4.900% due 01/07/2028		1,000	1,005
Equitable Financial Life Global Funding
4.600% due 04/01/2027		15,800	15,831
Ford Motor Credit Co. LLC
4.271% due 01/09/2027		900	897
5.125% due 11/05/2026		2,000	2,003
5.800% due 03/05/2027		3,800	3,820
Goldman Sachs Bank USA
4.656% due 06/03/2029 •		10,200	10,208
Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		400	402
HPS Corporate Lending Fund
5.450% due 01/14/2028		11,900	11,858
Jackson National Life Global Funding
4.603% (SOFRRATE + 0.970%) due 01/14/2028 ~		1,300	1,299
4.900% due 01/13/2027		1,400	1,403
JPMorgan Chase & Co.
1.896% due 03/05/2028 •(h)	CAD	400	280
2.069% due 06/01/2029 •		$200	191
3.702% due 05/06/2030 •		407	396
4.979% due 07/22/2028 •		800	804
5.299% due 07/24/2029 •		300	304
6.070% due 10/22/2027 •		1,100	1,105
Morgan Stanley
2.475% due 01/21/2028 •		148	146
5.123% due 02/01/2029 •		100	101
5.652% due 04/13/2028 •		800	807
Morgan Stanley Bank NA
4.447% due 10/15/2027 •		2,650	2,650
4.788% due 05/10/2030 •		1,850	1,852
4.952% due 01/14/2028 •		2,100	2,105
4.968% due 07/14/2028 •		300	301
5.504% due 05/26/2028 •		6,500	6,555
5.882% due 10/30/2026		3,700	3,716
Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •		1,000	999
Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029		2,000	1,998
NatWest Markets PLC
4.789% due 03/21/2028		1,100	1,105
PNC Bank NA
4.429% due 07/21/2028 •		16,600	16,575
RGA Global Funding
5.250% due 01/09/2030		2,100	2,128
Royal Bank of Canada
4.612% due 07/26/2027	CAD	2,700	1,936
4.965% due 01/24/2029 •		$6,600	6,639
5.069% due 07/23/2027 •		16,000	16,008

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Societe Generale SA
2.797% due 01/19/2028 •			1,300		1,288
Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027			2,000		2,001
Toronto-Dominion Bank
4.861% due 01/31/2028			10,800		10,852
VICI Properties LP
4.750% due 04/01/2028			350		350
Wells Fargo & Co.
3.526% due 03/24/2028 •			4,200		4,170
4.900% due 01/24/2028 •			3,700		3,709
5.707% due 04/22/2028 •			400		404

					190,593

INDUSTRIALS 0.6%
BMW U.S. Capital LLC
4.750% due 03/21/2028			1,600		1,606
Dell International LLC/EMC Corp.
4.750% due 04/01/2028			1,400		1,404
Diamondback Energy, Inc.
5.200% due 04/18/2027			400		402
Hyatt Hotels Corp.
5.050% due 03/30/2028			400		403
International Business Machines Corp.
4.650% due 02/10/2028			23,400		23,462
Mars, Inc.
4.600% due 03/01/2028			3,900		3,908
NTT Finance Corp.
4.620% due 07/16/2028			600		599
Oracle Corp.
4.800% due 08/03/2028			2,100		2,096
Rio Tinto Finance USA PLC
4.500% due 03/14/2028			1,400		1,403
Rogers Communications, Inc.
3.650% due 03/31/2027	CAD		900		637
TransCanada PipeLines Ltd.
3.800% due 04/05/2027			900		637

					36,557

UTILITIES 1.3%
DTE Energy Co.
4.950% due 07/01/2027			$500		503
National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~			16,600		16,628
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/2027			800		802
4.850% due 02/04/2028			11,600		11,667
NYSEG Storm Funding LLC
4.713% due 05/01/2029			9,129		9,126
PacifiCorp
4.250% due 03/15/2029			1,000		988
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~			26,000		26,123
Southern California Edison Co.
3.650% due 03/01/2028			500		492
4.400% due 09/06/2026			200		200
4.700% due 06/01/2027			1,400		1,400
4.875% due 02/01/2027			500		501
5.650% due 10/01/2028			200		204
5.850% due 11/01/2027			1,327		1,347
5.950% due 11/01/2032			400		417
Verizon Communications, Inc.
2.355% due 03/15/2032			379		331

					70,729

Total Corporate Bonds & Notes (Cost $297,231)					297,879

U.S. GOVERNMENT AGENCIES 9.2%
Federal Home Loan Mortgage Corp.
3.000% due 10/01/2026 - 11/01/2032			5,950		5,752
5.500% due 08/01/2054 - 01/01/2055			90,505		91,020
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~			8,556		8,295
Federal Home Loan Mortgage Corp. REMICS
4.087% due 07/15/2036 •			83		82
4.157% due 05/15/2032 •			514		513
4.307% due 12/15/2037 •			77		77
4.327% due 10/15/2037 •			244		244
4.528% due 11/25/2054 •			1,517		1,527
4.549% due 04/15/2049 - 12/15/2050 •			3,605		3,616
4.568% due 11/25/2054 •			27,025		27,247
4.578% due 10/25/2054 - 03/25/2055 •			14,087		14,213
4.649% due 08/15/2048 •			1,720		1,735

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.728% due 11/25/2054 - 07/25/2055 •			15,667		15,625
4.778% due 01/25/2055 - 08/25/2055 •			6,014		6,080
4.828% due 02/25/2055 - 08/25/2055 •			8,587		8,692
4.878% due 05/25/2054 •			3,157		3,201
5.128% due 07/25/2055 - 06/25/2056 •			45,157		45,486
Federal Home Loan Mortgage Corp. STRIPS
4.157% due 09/15/2042 •			7		7
Federal National Mortgage Association
1.630% due 05/01/2027			21,800		21,290
3.000% due 12/01/2026			22		22
3.500% due 02/01/2045 - 03/01/2048			1,016		936
6.224% due 05/01/2038 •			1,022		1,060
Federal National Mortgage Association REMICS
4.172% due 10/25/2036 •			7		7
4.192% due 08/25/2037 •			222		221
4.449% due 01/25/2051 •			1,876		1,884
4.528% due 09/25/2054 •			4,952		4,974
4.549% due 12/25/2050 •			1,505		1,504
4.578% due 11/25/2053 - 03/25/2055 •			5,462		5,505
4.678% due 01/25/2055 •			2,582		2,596
4.728% due 07/25/2055 •			2,975		3,001
4.808% due 08/25/2055 •			3,425		3,447
4.828% due 10/25/2053 - 07/25/2055 •			7,181		7,269
Government National Mortgage Association
0.000% due 10/16/2053 ~(a)			561		0
7.000% due 06/20/2055			709		729
Government National Mortgage Association REMICS
4.035% due 10/20/2043 •			1,355		1,316
4.259% due 05/20/2074 •			691		693
4.511% due 10/20/2063 •			51		51
4.661% due 09/20/2069 •			1,434		1,446
4.757% due 12/20/2069 •			3,010		3,034
4.927% due 08/20/2068 •			2,140		2,150
U.S. Small Business Administration
5.160% due 02/01/2028			5		5
5.310% due 05/01/2027			5		5
5.510% due 11/01/2027			3		3
5.870% due 07/01/2028			3		4
6.020% due 08/01/2028			2		2
6.770% due 11/01/2028			8		8
Uniform Mortgage-Backed Security, TBA
4.000% due 09/01/2056			242,700		226,659

Total U.S. Government Agencies (Cost $522,449)					523,233

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 (k)			2,010		1,529
U.S. Treasury Inflation Protected Securities (f)
0.750% due 02/15/2042			2,533		1,934
0.875% due 02/15/2047			2,295		1,614
1.000% due 02/15/2049			1,107		778
1.375% due 02/15/2044 (k)			4,371		3,571
1.375% due 02/15/2044			10,767		8,797
2.125% due 02/15/2040			1,603		1,548
2.125% due 02/15/2041			143		137
2.500% due 01/15/2029 (k)(m)			40,860		41,390
3.375% due 04/15/2032			1,364		1,469
3.875% due 04/15/2029			2,853		2,997
0.125% due 07/15/2026			5,725		5,735
0.250% due 07/15/2029 (k)			1,300		1,240
0.375% due 01/15/2027 (m)			207		204
0.500% due 01/15/2028			8,226		8,019

Total U.S. Treasury Obligations (Cost $87,484)					80,962

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Ashford Hospitality Trust
4.698% due 04/15/2035 •			78		78
Atrium Hotel Portfolio Trust
4.853% due 12/15/2036 •			1,654		1,647
Avon Finance
4.646% due 12/28/2049 •	GBP		9,554		12,678
Banc of America Funding Trust
4.312% due 05/20/2036 ~			$144		127
BBCMS Mortgage Trust
4.923% due 07/15/2037 •			4,300		4,188
Bear Stearns ALT-A Trust
4.563% due 07/25/2035 ~			371		221
Bear Stearns ARM Trust
6.470% due 01/25/2035 ~			46		47
Bear Stearns Structured Products, Inc. Trust
4.750% due 01/26/2036 ~			29		20
Chase Home Lending Mortgage Trust
4.878% due 05/25/2055 •			579		578

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Chase Mortgage Finance Trust
5.262% due 02/25/2037 ~			46		45
6.310% due 02/25/2037 ~			18		18
ChaseFlex Trust
6.300% due 06/25/2036 ~			36		31
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 01/25/2035 •			1		1
CHL Mortgage Pass-Through Trust
4.398% due 08/20/2035 ~			534		517
4.610% due 11/20/2034 ~			59		57
Citigroup Mortgage Loan Trust, Inc.
4.978% due 07/25/2054 •			94		94
6.040% due 11/25/2035 •			14		14
CLNY Trust
5.108% due 11/15/2038 •			2,271		2,249
Countrywide Alternative Loan Trust
6.000% due 03/25/2037			5,232		1,617
6.500% due 09/25/2037			1,326		492
Eurosail-U.K. PLC
4.816% due 06/13/2045 •	GBP		166		220
First Horizon Alternative Mortgage Securities Trust
4.639% due 04/25/2035 ~			$82		81
GSR Mortgage Loan Trust
4.596% due 11/25/2035 ~			26		26
4.837% due 09/25/2035 ~			3		3
HarborView Mortgage Loan Trust
4.014% due 03/19/2037 •			426		399
4.164% due 12/19/2036 •			5,934		5,379
4.374% due 11/19/2035 •			166		106
4.434% due 06/20/2035 •			212		198
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP		4,900		6,501
IndyMac INDA Mortgage Loan Trust
3.150% due 11/25/2035 ~			$99		75
IndyMac INDX Mortgage Loan Trust
4.183% due 07/25/2036 •			514		512
JP Morgan Alternative Loan Trust
6.810% due 08/25/2036 þ			543		536
Kinbane 2 DAC
3.379% due 01/24/2063 ~	EUR		1,515		1,734
MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~			$45		45
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.480% due 09/15/2030 •			8		5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.220% due 06/15/2030 •			1		1
Merrill Lynch Mortgage Investors Trust
4.522% due 06/25/2035 ~			57		56
4.837% due 12/25/2034 ~			19		18
Merrion Square Residential DAC
3.378% due 03/24/2081 •	EUR		2,137		2,450
MFA Trust
5.112% due 12/25/2066 ~			$2,253		2,213
MRCD Mortgage Trust
2.718% due 12/15/2036			7,500		6,824
New Orleans Hotel Trust
4.662% due 04/15/2032 •			1,674		1,673
Oceanview Mortgage Trust
4.428% due 11/25/2054 •			140		141
RALI Trust
4.123% due 06/25/2046 •			99		20
6.000% due 09/25/2036			360		289
Residential Asset Securitization Trust
6.500% due 09/25/2036			6,944		1,914
Structured Adjustable Rate Mortgage Loan Trust
4.685% due 11/25/2034 •			328		312
Structured Asset Mortgage Investments II Trust
4.183% due 05/25/2036 •			44		28
4.434% due 05/19/2035 •			17		17
Thornburg Mortgage Securities Trust
6.089% due 03/25/2037 •			1,124		798
Towd Point Mortgage Funding—Granite 6 PLC
4.672% due 07/20/2053 •	GBP		2,217		2,943
Trinity Square PLC
4.647% (SONIO/N + 0.900%) due 07/15/2059 ~			975		1,294
WaMu Mortgage Pass-Through Certificates Trust
4.503% due 11/25/2034 •			$79		78
4.503% due 01/25/2045 •			94		92
4.563% due 01/25/2045 •			114		111
4.878% due 01/25/2035 ~			18		18
4.891% due 06/25/2034 ~			15		14
5.854% due 10/25/2034 ~			11		10

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Wells Fargo Mortgage-Backed Securities Trust
5.698% due 04/25/2036 ~			76		76

Total Non-Agency Mortgage-Backed Securities (Cost $68,430)					61,929

ASSET-BACKED SECURITIES 9.7%
AUTOMOBILE ABS OTHER 0.1%
Cars Alliance Auto Loans Germany V
2.729% due 01/18/2036 •	EUR		1,216		1,389
FTA Santander Consumer Spain Auto
3.236% due 09/22/2039 •			1,509		1,729
GLS Auto Select Receivables Trust
4.500% due 11/15/2030			$1,000		999
Nissan Auto Lease Trust
4.003% due 06/15/2027 •			150		150

					4,267

AUTOMOBILE SEQUENTIAL 3.5%
Bank of America Auto Trust
5.530% due 02/15/2028			1,073		1,077
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028			346		347
CarMax Auto Owner Trust
3.950% due 03/15/2029			24,782		24,744
4.350% due 07/15/2030			10,700		10,706
4.750% due 10/15/2027			36		36
4.890% due 07/16/2029			443		445
6.000% due 07/17/2028			490		493
Carvana Auto Receivables Trust
4.190% due 03/12/2029			2,905		2,904
4.530% due 01/10/2029			893		894
4.640% due 01/10/2030			1,596		1,600
5.330% due 07/10/2029			565		568
Chase Auto Owner Trust
4.940% due 07/25/2029			7,097		7,126
Chesapeake IV Funding DAC
4.260% due 12/15/2028			1,500		1,499
Citizens Auto Receivables Trust
5.840% due 01/18/2028			623		624
Drive Auto Receivables Trust
4.500% due 09/15/2028			144		144
Enterprise Fleet Financing LLC
4.650% due 10/20/2027			540		540
4.820% due 02/20/2029			1,000		1,005
Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029			1,199		1,201
FCCU Auto Receivables Trust
4.870% due 01/16/2029			395		395
FHF Issuer Trust
5.890% due 06/15/2030			148		148
First Investors Auto Owner Trust
4.250% due 07/15/2030			7,400		7,380
Flagship Credit Auto Trust
4.880% due 11/15/2028			179		179
Ford Credit Auto Owner Trust
4.650% due 02/15/2028			150		150
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028			268		268
GLS Auto Select Receivables Trust
4.430% due 12/17/2029			434		434
4.460% due 10/15/2030			737		736
5.590% due 10/15/2029			187		188
5.960% due 10/16/2028			1,996		2,005
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029			1,019		1,020
4.470% due 02/16/2028			306		306
GMF Canada Leasing Trust Asset-Backed Notes
3.294% due 01/22/2029	CAD		1,800		1,280
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/2028			$12,100		12,137
Hyundai Auto Receivables Trust
4.410% due 05/15/2029			1,800		1,802
4.990% due 02/15/2029			1,089		1,093
LAD Auto Receivables Trust
4.690% due 07/16/2029			12,878		12,899
Lendbuzz Securitization Trust
5.100% due 10/15/2030			514		514
M&T Bank Auto Receivables Trust
4.730% due 06/17/2030			19,300		19,364
Santander Drive Auto Receivables Trust
4.380% due 01/15/2030			16,900		16,913
4.620% due 11/15/2028			271		271
4.630% due 10/16/2028			567		568

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$		$
4.670% due 08/15/2029			10,500		10,516
4.850% due 01/16/2029			578		579
5.630% due 01/16/2029			80		80
SCCU Auto Receivables Trust
4.570% due 01/15/2031			3,400		3,401
4.670% due 11/15/2028			773		774
4.680% due 09/15/2031			1,500		1,499
5.110% due 06/15/2029			327		328
SFS Auto Receivables Securitization Trust
4.440% due 12/20/2030			24,200		24,229
4.520% due 11/20/2028			1,754		1,756
4.750% due 07/22/2030			19,050		19,127
Toyota Auto Receivables Owner Trust
4.630% due 09/15/2027			141		141
Veros Auto Receivables Trust
5.310% due 09/15/2028			151		151
World Omni Auto Receivables Trust
5.610% due 02/15/2028			186		186
World Omni Select Auto Trust
4.980% due 02/15/2030			316		317

					199,087

CMBS OTHER 0.1%
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •			1,700		1,702
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •			98		98
AREIT Trust
5.878% due 06/17/2039 •			1,889		1,893
KREF Ltd.
5.089% due 02/17/2039 •			121		121
LoanCore Issuer Ltd.
5.040% due 11/15/2038 •			11		11
MF1 LLC
5.789% due 06/19/2037 •			1,388		1,388
MF1 Ltd.
4.989% due 02/19/2037 •			331		332

					5,545

CREDIT CARD BULLET 0.4%
Synchrony Card Funding LLC
4.930% due 07/15/2030			22,900		23,048

CREDIT CARD OTHER 0.2%
Golden Credit Card Trust
1.140% due 08/15/2028			4,500		4,484
1.970% due 01/15/2029			7,000		6,914

					11,398

HOME EQUITY OTHER 0.4%
ACE Securities Corp. Home Equity Loan Trust
4.663% due 12/25/2034 •			271		249
Asset-Backed Securities Corp. Home Equity Loan Trust
4.223% due 11/25/2036 •			2,057		2,019
Bear Stearns Asset-Backed Securities I Trust
4.423% due 02/25/2036 •			3,706		3,675
Countrywide Asset-Backed Certificates Trust
4.543% due 11/25/2034 •			150		147
4.798% due 12/25/2035 •			1,983		1,954
5.488% due 11/25/2034 •			2,519		2,304
Fremont Home Loan Trust
4.043% due 01/25/2037 •			1,308		671
4.243% due 10/25/2036 •			4,935		1,927
GSAMP Trust
4.163% due 11/25/2036 •			619		282
Home Equity Mortgage Loan Asset-Backed Trust
4.702% due 11/25/2034 •			105		105
Morgan Stanley ABS Capital I, Inc. Trust
4.798% due 07/25/2035 •			2,445		2,395
Option One Mortgage Loan Trust
4.043% due 01/25/2037 •			1,391		909
4.043% due 03/25/2037 •			1,083		717
RCKT Mortgage Trust
5.158% due 10/25/2044 þ			530		529
5.582% due 12/25/2044 þ			706		708
Saxon Asset Securities Trust
4.073% due 09/25/2037 •			269		262

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Soundview Home Loan Trust
4.713% due 10/25/2037 •			628		494

					19,347

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust
4.763% due 09/25/2046 •			186		168
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.523% due 12/25/2035 •			2,023		2,012

					2,180

OTHER ABS 5.0% 37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •			3,500		3,504
ACHV ABS Trust
5.010% due 12/26/2031			283		284
5.070% due 10/27/2031			61		61
5.900% due 04/25/2031			16		16
Affirm Master Trust
4.670% due 07/15/2033			1,200		1,203
AlbaCore Euro CLO IV DAC
3.194% due 07/15/2035 •	EUR		980		1,122
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •			$1,100		1,100
Apidos CLO XI
4.920% due 04/17/2034 •			3,000		3,004
Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(b)	EUR		2,000		2,285
Arbour CLO VI DAC
3.433% due 11/15/2037 •			2,000		2,288
Arbour CLO XIII DAC
3.453% due 08/15/2038 •			2,000		2,285
ARES European CLO XIV DAC
3.234% due 10/21/2034 •			413		472
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			2,000		2,285
Ascent Education Funding Trust
6.140% due 10/25/2050			$286		290
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •			1,697		1,698
Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •			3,000		3,000
Bain Capital Credit CLO Ltd.
4.762% due 10/21/2034 •			4,000		4,005
4.840% due 07/17/2035 •			1,650		1,652
Bain Capital Euro CLO DAC
3.260% due 07/17/2034 •	EUR		3,900		4,459
Barings Euro CLO DAC
3.426% due 08/15/2039 •			2,000		2,287
BHG Securitization Trust
4.820% due 04/17/2036			$496		494
4.840% due 09/17/2036			715		711
5.260% due 04/17/2036			720		721
BlackRock European CLO XI DAC
3.220% due 07/17/2034 •	EUR		10,686		12,230
BlueMountain CLO Ltd.
4.857% due 10/25/2030 •			$146		146
BlueMountain CLO XXII Ltd.
5.015% due 07/15/2031 •			61		61
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •			1,500		1,501
BNPP AM Euro CLO DAC
3.014% due 07/22/2032 •	EUR		5,695		6,506
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •			2,000		2,289
Cairn CLO XI DAC
3.434% due 01/15/2040 •			2,000		2,287
College Avenue Student Loans LLC
5.528% due 05/25/2055 •			$879		894
Contego CLO III BV
3.454% due 04/15/2038 •	EUR		1,000		1,144
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •			2,000		2,289
DLLAA LLC
4.700% due 10/20/2027			$2,440		2,444
Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •			1,500		1,502
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •			206		206
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •			783		784
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •			1,500		1,501

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •			1,200		1,201
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060			805		802
5.020% due 06/25/2060			1,500		1,507
5.150% due 10/27/2059			993		1,000
5.880% due 06/25/2059			1		1
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •			1,600		1,602
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR		2,000		2,288
3.444% due 01/15/2039 •			2,000		2,288
Harvest CLO XXII DAC
3.054% due 01/15/2032 •			2,913		3,330
Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(b)			2,000		2,285
Hayfin Emerald CLO II DAC
3.054% due 05/27/2034 •			25,126		28,733
ICG Euro CLO DAC
3.254% due 10/15/2034 •			7,997		9,145
3.455% (EUR003M + 1.290%) due 01/26/2038 ~			2,000		2,287
ICG U.S. CLO Ltd.
4.825% due 10/20/2034 •			$4,000		4,005
Indigo Credit Management I DAC
3.464% due 10/15/2037 •	EUR		2,000		2,288
Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •			2,000		2,288
Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •			2,000		2,288
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •			$3,500		3,504
KKR CLO 27 Ltd.
4.783% due 01/15/2035 •			1,000		1,001
KKR CLO 33 Ltd.
4.755% due 07/20/2034 •			850		850
LCM 30 Ltd.
5.017% due 04/20/2031 •			39		39
LCM 31 Ltd.
4.955% due 07/20/2034 •			2,000		2,002
LCM 36 Ltd.
4.743% due 01/15/2034 •			3,000		3,001
LCM 39 Ltd.
4.713% due 10/15/2034 •			2,000		2,001
M&T Equipment Notes
4.990% due 08/18/2031			153		153
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR		1,479		1,692
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			$4,350		4,350
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •			2,300		2,302
Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •			2,100		2,101
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •			119		119
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •			1,450		1,451
Navient Private Education Loan Trust
5.190% due 07/16/2040 •			534		536
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069			4,509		4,099
1.170% due 09/16/2069			171		161
5.340% due 11/15/2068 •			635		641
Navient Student Loan Trust
4.720% due 12/15/2059 •			2,239		2,237
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR		2,000		2,288
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •			$335		335
Ocean Trails CLO X
4.973% due 10/15/2034 •			3,000		3,004
OCP Euro CLO DAC
3.527% due 04/15/2037 «•	EUR		2,000		2,285
OFSI BSL X Ltd.
4.945% due 04/20/2034 •			$4,000		4,002
OneMain Financial Issuance Trust
4.353% due 06/16/2036 •			1,143		1,144
Pagaya AI Debt Grantor Trust
5.065% due 03/15/2032			75		75
5.092% due 07/15/2032			121		121
5.156% due 07/15/2032			673		674
5.183% due 06/15/2032			102		102
5.331% due 01/15/2032			66		67
6.278% due 10/15/2031			73		73
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031			89		89

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031			86		86
Palmer Square European Loan Funding DAC
3.054% due 10/15/2034 •	EUR		2,296		2,624
3.134% due 07/15/2035 •			1,388		1,587
3.150% due 10/15/2035 •			2,100		2,402
3.273% due 05/15/2034 •			912		1,044
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •			$1,857		1,858
4.493% due 10/15/2032 •			1,800		1,799
4.493% due 01/15/2033 •			2,666		2,664
PEAC Solutions Receivables LLC
4.940% due 10/20/2028			649		651
Penta CLO 9 DAC
3.015% due 07/25/2036 •	EUR		1,000		1,144
PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039			$623		623
Post CLO Ltd.
4.753% due 10/15/2034 •			3,200		3,204
4.775% due 04/20/2035 •			1,400		1,401
Post Road Equipment Finance LLC
4.900% due 05/15/2031			691		693
PPM CLO 3 Ltd.
4.800% due 07/17/2034 •			1,350		1,351
Providus CLO II DAC
3.364% due 10/15/2038 •	EUR		1,000		1,144
Providus CLO V DAC
3.513% due 11/15/2039 •			6,000		6,864
Providus CLO VII DAC
3.374% due 07/15/2038 •			1,500		1,714
Reach ABS Trust
4.930% due 08/18/2032			$229		229
4.960% due 08/16/2032			225		225
5.880% due 07/15/2031			8		8
Riserva CLO Ltd.
4.725% due 01/18/2034 •			1,419		1,419
Rockford Tower CLO Ltd.
4.875% due 07/20/2035 •			700		701
Romark CLO—IV Ltd.
4.819% due 07/10/2034 •			1,500		1,502
Romark CLO V Ltd.
4.863% due 01/15/2035 •			2,300		2,300
Shackleton CLO Ltd.
4.875% due 07/20/2034 •			850		851
SLM Private Education Loan Trust
8.490% due 10/15/2041 •			1,009		1,048
SMB Private Education Loan Trust
4.470% due 01/15/2053 •			1,151		1,141
4.540% due 02/15/2036 •			421		421
4.540% due 01/15/2053 •			8,478		8,427
4.613% due 09/15/2054 •			123		122
5.090% due 10/16/2056			731		731
SoFi Consumer Loan Program Trust
4.820% due 06/25/2034			883		885
Sounds Point CLO IV-R Ltd.
5.087% due 04/18/2031 •			261		261
St. Paul’s CLO XII DAC
3.124% due 04/15/2033 •	EUR		7,159		8,188
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •			$2,050		2,051
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •			1,850		1,851
Thayer Park CLO Ltd.
4.675% due 04/20/2034 •			1,050		1,051
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •			2,650		2,653
Tikehau CLO IX DAC
3.458% due 01/20/2037 •	EUR		1,000		1,145
Tikehau CLO V DAC
3.404% due 10/15/2038 •			2,000		2,289
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •			$2,700		2,701
Toro European CLO 2 DAC
3.155% due 07/25/2034 •	EUR		1,959		2,240
Toro European CLO 3 DAC
3.194% due 07/15/2034 •			1,933		2,211
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •			$2,400		2,401
Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •			2,900		2,900
Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •			3,250		3,252
Upstart Securitization Trust
5.220% due 06/20/2035			514		515
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030			30		30

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		936	935
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •		2,050	2,051
Wind River CLO Ltd.
4.733% due 10/15/2034 •		3,979	3,980

			284,415

Total Asset-Backed Securities (Cost $538,279)			549,287

SOVEREIGN ISSUES 2.5%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (e)	BRL	396,530	74,298
0.000% due 04/01/2027 (e)		241,345	42,485
Saudi Government International Bonds
5.125% due 01/13/2028		$21,900	22,054

Total Sovereign Issues (Cost $139,474)			138,837

		SHARES
COMMON STOCKS 5.8%
COMMUNICATION SERVICES 2.3%
Alphabet, Inc. Class A		186,900	66,793
Meta Platforms, Inc. Class A		115,000	64,778

			131,571

CONSUMER DISCRETIONARY 1.2%
Amazon.com, Inc. (c)		277,000	66,020

FINANCIALS 0.0%
Banca Monte dei Paschi di Siena SpA		46,500	578

INFORMATION TECHNOLOGY 2.3%
Microsoft Corp.		167,800	62,593
NVIDIA Corp.		334,000	66,830

			129,423

Total Common Stocks (Cost $340,278)			327,592

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 80.8%
COMMERCIAL PAPER 13.6%
Alimentation Couche-Tard, Inc.
4.010% due 07/17/2026		$2,000	1,996
4.040% due 07/13/2026		2,400	2,397
Alliant Energy Corp.
3.830% due 07/01/2026		4,000	4,000
Amdocs Capital Solutions Ltd.
4.030% due 07/15/2026 (b)		4,200	4,193
4.030% due 07/16/2026		4,100	4,094
4.040% due 07/08/2026		3,400	3,397
American Electric Power Co., Inc.
4.010% due 07/24/2026		3,500	3,491
AMETEK, Inc.
4.020% due 07/20/2026		14,600	14,568
4.040% due 07/07/2026		7,500	7,494
4.100% due 08/10/2026		5,800	5,774
Aon Corp.
4.000% due 07/22/2026		1,700	1,696
Autoliv, Inc.
4.070% due 08/25/2026		1,200	1,192
AutoNation, Inc.
4.050% due 07/01/2026		3,800	3,800
Bacardi-Martini BV
4.430% due 08/06/2026		1,200	1,195
Banco de Credito e Inversiones SA
4.000% due 08/24/2026		7,400	7,354
4.030% due 08/20/2026		3,900	3,878
Banco Itau Chile
4.060% due 10/06/2026		6,300	6,230
Boston Scientific Corp.
4.000% due 08/04/2026		1,200	1,195

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Brookfield Corporate Treasury Ltd.
4.000% due 07/30/2026		1,500		1,495
4.010% due 07/29/2026		7,400		7,376
Campbell’s Co.
4.180% due 09/09/2026		1,300		1,289
CBRE Services, Inc.
4.020% due 07/27/2026		4,600		4,586
4.020% due 07/28/2026		4,200		4,187
4.030% due 07/24/2026		2,100		2,094
4.040% due 07/15/2026		5,000		4,992
4.050% due 07/17/2026		7,100		7,087
Charles Schwab & Co., Inc.
4.010% due 09/29/2026		5,300		5,248
Clorox Co.
4.100% due 07/13/2026		2,200		2,197
Constellation Energy Generation LLC
4.050% due 07/28/2026		2,700		2,690
4.100% due 07/01/2026		11,200		11,199
4.100% due 08/03/2026		20,000		19,914
4.100% due 08/06/2026		9,300		9,257
4.110% due 08/03/2026		6,500		6,472
4.110% due 08/04/2026		8,700		8,662
4.120% due 08/05/2026		9,500		9,457
CRH America Finance, Inc.
4.010% due 07/30/2026		1,400		1,395
4.030% due 08/10/2026		3,400		3,384
4.040% due 09/04/2026		1,600		1,588
eBay, Inc.
4.060% due 08/24/2026		6,500		6,460
4.060% due 08/25/2026		5,000		4,969
EIDP, Inc.
4.060% due 07/20/2026		2,000		1,996
Enbridge U.S., Inc.
4.000% due 07/17/2026		6,800		6,787
4.040% due 08/18/2026		12,200		12,133
4.040% due 09/16/2026		15,200		15,066
Entergy Corp.
4.060% due 08/12/2026		1,200		1,194
4.060% due 08/18/2026		4,000		3,978
4.060% due 09/09/2026		4,300		4,266
4.060% due 09/10/2026		4,900		4,860
4.070% due 08/20/2026		3,350		3,331
4.070% due 09/08/2026		1,800		1,786
Equifax, Inc.
4.050% due 07/30/2026		3,400		3,389
4.060% due 07/24/2026		3,200		3,192
4.140% due 07/30/2026		11,400		11,362
ERAC USA Finance LLC
4.000% due 07/10/2026		11,200		11,188
Evergy Missouri West, Inc.
4.030% due 07/01/2026		6,800		6,799
4.230% due 07/01/2026		4,400		4,400
4.230% due 07/07/2026		1,200		1,199
4.230% due 07/08/2026		2,000		1,998
4.230% due 07/09/2026		4,000		3,996
Fidelity National Information Services, Inc.
4.000% due 07/07/2026		12,400		12,391
4.000% due 07/08/2026		5,800		5,795
4.000% due 07/09/2026		15,400		15,385
4.000% due 07/10/2026		2,700		2,697
4.000% due 07/14/2026		7,100		7,089
4.020% due 07/07/2026		2,100		2,098
First Abu Dhabi Bank PJSC
4.000% due 09/21/2026		5,200		5,154
Fiserv, Inc.
4.000% due 07/27/2026 (b)		1,400		1,396
4.030% due 08/03/2026 (b)		3,200		3,188
Glencore Funding LLC
4.020% due 07/08/2026		1,300		1,299
4.020% due 08/06/2026		3,800		3,784
4.040% due 08/04/2026		8,800		8,766
4.050% due 08/10/2026		21,000		20,904
4.050% due 08/11/2026		23,300		23,191
Global Payments, Inc.
4.220% due 07/06/2026		5,700		5,696
Haleon U.K. Capital PLC
4.100% due 07/10/2026		7,700		7,691
HCA, Inc.
4.220% due 07/14/2026		7,100		7,088
4.220% due 07/16/2026		3,800		3,793
4.220% due 07/17/2026		8,100		8,084
4.270% due 08/03/2026		8,200		8,166
4.270% due 08/07/2026		4,700		4,678
4.270% due 08/12/2026		4,900		4,874
4.270% due 08/17/2026		3,300		3,281
4.270% due 08/20/2026		400		398

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.300% due 08/17/2026		33,000		32,807
Humana, Inc.
3.990% due 07/06/2026		5,700		5,696
Intesa Sanpaolo Funding LLC
4.010% due 09/28/2026		4,100		4,057
4.010% due 09/29/2026		7,900		7,816
Jabil, Inc.
4.150% due 07/06/2026		14,600		14,590
4.150% due 07/31/2026		4,200		4,185
4.150% due 08/07/2026		8,400		8,362
4.150% due 08/18/2026		10,900		10,836
Jones Lang LaSalle Finance BV
4.010% due 07/07/2026		1,200		1,199
4.010% due 07/09/2026		1,800		1,798
4.080% due 07/21/2026		1,700		1,696
JTI Financial Services North America LLC
4.100% due 07/01/2026		1,500		1,500
4.100% due 08/06/2026		8,900		8,866
Keurig Dr. Pepper, Inc.
4.300% due 07/01/2026		6,800		6,799
4.350% due 07/17/2026		1,600		1,597
4.350% due 07/20/2026		8,200		8,181
4.350% due 07/30/2026 (b)		5,000		4,982
4.350% due 08/05/2026 (b)		5,100		5,078
4.400% due 07/15/2026		14,800		14,774
4.410% due 08/24/2026		1,300		1,291
Lseg U.S. Fin Corp.
4.020% due 08/17/2026		6,900		6,863
McCormick & Co., Inc.
4.000% due 07/02/2026		6,100		6,099
National Bank of Kuwait
4.070% due 09/18/2026		9,200		9,121
NextEra Energy Capital Holdings, Inc.
4.000% due 07/22/2026		14,000		13,966
O’Reilly Automotive, Inc.
4.000% due 07/20/2026		2,100		2,095
Oglethorpe Power Corp.
4.020% due 07/13/2026		7,400		7,390
4.030% due 07/10/2026		1,710		1,708
4.030% due 08/03/2026 (b)		1,300		1,295
4.070% due 07/27/2026		10,600		10,570
4.070% due 07/28/2026		4,400		4,387
ONE Gas, Inc.
4.030% due 07/14/2026		1,500		1,498
4.040% due 07/09/2026		1,900		1,898
Rogers Communications, Inc.
4.250% due 08/06/2026		5,300		5,278
4.260% due 07/30/2026		2,800		2,790
Southern Co.
4.000% due 07/22/2026		1,500		1,496
4.000% due 07/23/2026		1,400		1,396
Spire, Inc.
4.030% due 07/21/2026		4,300		4,290
Tampa Electric Co.
4.040% due 07/14/2026		3,500		3,495
4.060% due 07/08/2026		2,300		2,298
4.060% due 07/09/2026		3,700		3,696
TELUS Corp.
4.150% due 09/29/2026		5,000		4,944
4.250% due 09/15/2026		1,900		1,882
4.270% due 08/05/2026		1,800		1,792
4.280% due 07/29/2026		300		299
4.280% due 09/24/2026		5,400		5,343
4.300% due 07/06/2026		2,300		2,298
4.330% due 09/25/2026		1,200		1,187
4.380% due 08/06/2026		300		299
Thomson Reuters Corp.
4.040% due 07/07/2026		4,000		3,997
4.040% due 07/22/2026		1,400		1,397
TR Finance LLC
4.060% due 07/09/2026		7,600		7,593
Triton Container International Ltd./TAL International Container Corp.
4.300% due 07/28/2026		3,200		3,189
4.310% due 07/07/2026		500		500
4.310% due 07/09/2026		1,400		1,399
4.330% due 07/06/2026		1,700		1,699
4.370% due 08/28/2026		1,700		1,688
4.370% due 08/31/2026		3,700		3,672
4.430% due 09/21/2026		4,800		4,751
VW Credit, Inc.
4.160% due 09/18/2026		3,000		2,972
4.160% due 10/01/2026 (b)		300		297
4.180% due 10/21/2026		4,100		4,046
Weyerhaeuser Co.
4.030% due 07/06/2026		1,700		1,699

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

WRKCo, Inc.
4.040% due 07/06/2026	2,100	2,099

		770,529

	SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)	11,536,415	11,536

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 54.0%		3,063,532

U.S. TREASURY BILLS 13.0%
3.694% due 07/02/2026 - 09/24/2026 (d)(e)(m)	742,448	739,000

Total Short-Term Instruments (Cost $4,586,101)		4,584,597

Total Investments in Securities (Cost $6,579,726)		6,564,316

	SHARES
INVESTMENTS IN AFFILIATES 10.9%
SHORT-TERM INSTRUMENTS 10.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.9%
PIMCO Short Asset Portfolio	9,683,763	95,385
PIMCO Short-Term Floating NAV Portfolio III	53,667,916	522,779

Total Short-Term Instruments (Cost $618,211)		618,164

Total Investments in Affiliates (Cost $618,211)		618,164

Total Investments 126.7% (Cost $7,197,937)		$7,182,480
Financial Derivative Instruments (j)(l) (4.6)%(Cost or Premiums, net $(10,159))		(258,456)
Other Assets and Liabilities, net (22.1)%		(1,254,173)

Net Assets 100.0%		$5,669,851

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Coupon represents a 7-Day Yield.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase & Co.	1.896%	03/05/2028	04/07/2026	$285	$280	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS (i) REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.670%	07/01/2026	07/02/2026	$ 1,042,100	U.S. Treasury Notes 0.375% - 4.250% due 07/31/2027 - 02/15/2028	$(1,063,209)	$1,042,100	$1,042,100
BOS	3.690	06/30/2026	07/01/2026	1,015,900	U.S. Treasury Notes 3.625% - 4.125% due 08/31/2029 - 11/30/2029	(1,035,577)	1,015,900	1,016,004
3.700	06/30/2026	07/02/2026	400,000	U.S. Treasury Notes 1.125% due 02/15/2031	(407,642)	400,000	400,041
BUS	2.240	06/16/2026	07/07/2026	CAD	90,000	Province of Quebec 2.850% due 12/01/2053	(65,531)	63,458	63,517
GSC	3.700	06/30/2026	07/01/2026	$ 193,800	Ginnie Mae 6.500% due 01/20/2056	(202,575)	193,800	193,820
SAL	3.660	06/30/2026	07/01/2026	172,000	U.S. Treasury Notes 2.750% due 04/30/2027	(175,569)	172,000	172,017
TOR	2.240	06/04/2026	07/02/2026	CAD	50,000	Province of New Brunswick 5.500% due 01/27/2034	(36,574)	35,255	35,314
2.250	06/30/2026	07/28/2026	200,000	Government of Newfoundland and Labrador 3.850% - 4.150% due 06/02/2033 - 12/02/2034	(28,825)	141,019	141,028
Province of Alberta 3.050% due 12/01/2048	(14,461)
Province of British Columbia 2.800% - 4.250% due 06/18/2048 - 12/18/2053	(21,667)
Province of Manitoba 2.750% - 3.800% due 06/02/2029 - 06/02/2033	(54,062)
Province of Nova Scotia 3.850% - 4.050% due 06/01/2033 - 06/01/2035	(25,233)

Total Repurchase Agreements	$(3,130,925)	$3,063,532	$3,063,841

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2056	$14,500	$(13,057)	$(13,147)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	116,900	(116,316)	(117,027)

Total Short Sales (2.3)%	$(129,373)	$(130,174)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(59) at a weighted average interest rate of 3.710%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Cash of $1,273 has been pledged as collateral under the terms of master agreements as of June 30, 2026.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME Crude Oil November 2026 Futures		$61.000	10/15/2026	170	170	$432	$386

FUTURE STYLED COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures		$45.000	12/15/2026	739	$739	$222	$55
Put - CME Crude Oil November 2026 Futures		65.000	09/25/2026	243	243	552	498

						$774	$553

Total Purchased Options						$1,206	$939

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME Gold August 2026 Futures		$3,700.000	07/28/2026	40	$4	$(116)	$(81)
Put - CME Gold August 2026 Futures		3,900.000	07/28/2026	40	4	(131)	(226)
Call - CME Silver December 2026 Futures		65.000	11/24/2026	111	555	(5,231)	(2,778)
Put - CME Silver December 2026 Futures		65.000	11/24/2026	111	555	(5,198)	(5,206)
Call - CME Silver December 2026 Futures		85.000	11/24/2026	1	5	(93)	(8)
Put - CME Silver December 2026 Futures		85.000	11/24/2026	1	5	(88)	(129)
Call - CME Silver December 2026 Futures		100.000	11/24/2026	56	280	(930)	(259)
Call - CME Silver December 2026 Futures		120.000	11/24/2026	45	225	(470)	(121)

Total Written Options						$(12,257)	$(8,808)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent 1st Line vs. Dubai 1st Line Futures	09/2026	325	$1,021		$(140)	$24	$(2)
Brent 1st Line vs. Dubai 1st Line Futures	10/2026	213	556		(216)	21	0
California Carbon Allowance Vintage Futures	12/2026	5,071	167,140		5,904	0	(761)
Carbon Emissions Futures	12/2026	196	17,952		809	304	(332)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	345	36,931		97	0	(65)
CBOT Corn Futures	12/2026	2,263	49,333		(619)	679	0
CBOT Soybean Futures	11/2026	89	5,090		(195)	21	0
CBOT Soybean Futures	01/2027	15	869		4	4	0
CBOT Soybean Meal Futures	12/2026	1,388	42,070		(2,643)	42	0
CBOT Soybean Oil Futures	01/2027	15	586		(38)	0	(11)
CME Live Cattle Futures	10/2026	235	22,245		192	0	(53)
COMEX Copper Futures	09/2026	12	1,876		(52)	27	0
ICE Brent Crude Oil Futures	07/2026	1,667	121,608		(5,512)	0	(1,600)
ICE Brent Crude Oil Futures	01/2027	55	3,953		(364)	0	(21)
ICE Brent Crude Oil Futures	04/2027	420	29,849		(1,341)	0	(147)
ICE Brent Crude Oil Futures	10/2027	586	41,073		(1,114)	0	(188)
ICE Brent Crude Oil Futures	10/2028	307	21,349		(1,364)	0	(64)
ICE Gas Oil Futures	12/2026	62	4,989		(215)	52	(1)
ICE Natural Gas Futures	08/2026	55	2,315		(94)	117	(5)
ICE Rotterdam Monthly Coal Futures	10/2026	13	1,453		(168)	28	0
ICE Rotterdam Monthly Coal Futures	11/2026	13	1,460		(161)	33	0
ICE Rotterdam Monthly Coal Futures	12/2026	13	1,466		(155)	33	0
ICE U.S. - Henry Ld1 Fixed Price Futures	12/2030	74	836		26	0	(4)
ICE U.S. - Henry Ld1 Fixed Price Futures	01/2031	66	671		(3)	0	(3)
ICE U.S. - Henry Ld1 Fixed Price Futures	02/2031	74	618		(21)	0	(4)
ICE U.S. - Henry Ld1 Fixed Price Futures	03/2031	71	521		(10)	0	(3)
ICE U.S. - Henry Ld1 Fixed Price Futures	04/2031	74	538		(9)	0	(3)
ICE U.S. - Henry Ld1 Fixed Price Futures	05/2031	71	539		(11)	0	(3)
ICE U.S. - Henry Ld1 Fixed Price Futures	06/2031	74	598		(4)	0	(3)
ICE U.S. - Henry Ld1 Fixed Price Futures	07/2031	74	609		(3)	0	(3)
ICE U.S. - Henry Ld1 Fixed Price Futures	08/2031	71	581		(2)	0	(3)
ICE U.S. - Henry Ld1 Fixed Price Futures	09/2031	74	620		(5)	0	(2)
ICE U.S. - Henry Ld1 Fixed Price Futures	10/2031	71	636		(4)	0	(3)
ICE U.S. - Henry Ld1 Fixed Price Futures	11/2031	74	771		23	0	(3)
KCBT Hard Red Winter Wheat Futures	09/2026	1,878	58,711		(2,180)	986	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

KCBT Hard Red Winter Wheat Futures	12/2026	169	5,410	(146)	91	0
LME Lead Futures	07/2026	355	16,347	(1,312)	0	0
LME Lead Futures	09/2026	3	140	(14)	729	0
LME Nickel Futures	07/2026	85	8,218	(586)	0	0
LME Nickel Futures	09/2026	100	9,754	(1,675)	0	0
LME Primary Aluminum Futures	07/2026	49	3,769	(541)	0	0
LME Primary Aluminum Futures	09/2026	13	1,003	(143)	15	0
LME Zinc Futures	07/2026	160	14,306	1,090	0	0
LME Zinc Futures	09/2026	158	14,095	324	199	0
Long Gilt Futures	09/2026	1	118	3	0	(1)
NYBOT CSC Cocoa Futures	09/2026	124	6,297	1,171	138	0
NYMEX Henry Hub Natural Gas Futures	08/2026	1,446	46,185	300	954	0
NYMEX Henry Hub Natural Gas Futures	09/2026	13	418	11	7	0
NYMEX Henry Hub Natural Gas Futures	01/2027	198	7,839	(738)	53	0
NYMEX Light Sweet Crude Oil Futures	11/2026	473	32,330	(5,276)	0	(369)
NYMEX Light Sweet Crude Oil Futures	05/2027	116	7,733	(235)	0	(56)
NYMEX Light Sweet Crude Oil Futures	11/2027	230	15,123	(874)	0	(94)
NYMEX Light Sweet Crude Oil Futures	11/2029	947	60,788	(2,703)	0	(208)
NYMEX NY Harbor ULSD Futures	11/2026	31	3,857	(227)	49	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	61	5,763	(434)	0	(31)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	08/2026	1,122	11,106	(235)	33	0
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	375	3,708	(251)	12	0
TTF Natural Gas Base Load Monthly Futures	09/2026	7	260	(37)	15	0
TTF Natural Gas Base Load Monthly Futures	10/2026	7	249	(38)	14	0
TTF Natural Gas Base Load Monthly Futures	11/2026	7	257	(40)	15	0
TTF Natural Gas Base Load Monthly Futures	12/2026	11	401	9	23	0
TTF Natural Gas Base Load Monthly Futures	01/2027	11	356	2	20	0
TTF Natural Gas Base Load Monthly Futures	02/2027	11	378	(13)	20	0
TTF Natural Gas Base Load Monthly Futures	03/2027	5	143	(2)	4	0
TTF Natural Gas Base Load Monthly Futures	04/2027	5	140	(10)	3	0
TTF Natural Gas Base Load Monthly Futures	05/2027	5	133	(12)	2	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	96	10,797	141	0	(38)

				$(22,079)	$4,767	$(4,084)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent 1st Line vs. Dubai 1st Line Futures	07/2026	70	$(325)	$210	$34	$0
Brent 1st Line vs. Dubai 1st Line Futures	08/2026	493	(1,953)	714	26	(3)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,332	(146,374)	(1,141)	395	0
CBOT Corn Futures	09/2026	2,628	(54,761)	6,973	0	(855)
CBOT Corn Futures	12/2027	1,543	(36,222)	13	0	(347)
CBOT Soybean Meal Futures	01/2027	50	(1,523)	(5)	0	(4)
CBOT Soybean Oil Futures	12/2026	116	(4,548)	285	85	(1)
CBOT Wheat Futures	09/2026	2,159	(63,610)	4,299	0	(1,028)
CBOT Wheat Futures	12/2026	47	(1,421)	3	0	(20)
CME Lean Hogs Futures	10/2026	567	(18,598)	26	0	(86)
COMEX Gold 100 Troy Ounces Futures	08/2026	17	(6,865)	151	1	0
COMEX Gold 100 Troy Ounces Futures	12/2026	8	(3,279)	125	0	(5)
COMEX Silver Futures	09/2026	3	(899)	(16)	0	(16)
COMEX Silver Futures	12/2026	3	(909)	(30)	0	(20)
ICE Brent Crude Oil Futures	08/2026	1,289	(94,136)	5,315	1,018	0
ICE Brent Crude Oil Futures	10/2026	294	(21,386)	2,443	174	0
ICE Brent Crude Oil Futures	10/2029	602	(41,881)	1,913	18	0
ICE WTI Crude Oil Futures Contract	11/2027	267	(17,555)	864	110	0
LME Lead Futures	07/2026	355	(16,347)	843	0	0
LME Lead Futures	09/2026	293	(13,677)	737	0	0
LME Nickel Futures	07/2026	85	(8,218)	1,452	0	0
LME Nickel Futures	09/2026	177	(17,264)	405	0	0
LME Primary Aluminum Futures	07/2026	49	(3,769)	469	0	0
LME Primary Aluminum Futures	09/2026	114	(8,796)	146	0	0
LME Zinc Futures	07/2026	160	(14,306)	(336)	0	0
LME Zinc Futures	09/2026	26	(2,319)	(3)	0	0
NYBOT CSC C Coffee Futures	09/2026	74	(8,226)	(938)	0	(518)
NYBOT CSC C Coffee Futures	12/2026	49	(5,184)	(528)	0	(344)
NYBOT CSC Cocoa Futures	12/2026	37	(1,920)	(544)	0	(41)
NYBOT CSC Number 11 World Sugar Futures	02/2027	788	(13,909)	301	0	(35)
NYBOT CTN Number 2 Cotton Futures	12/2026	4	(154)	2	0	(1)
NYMEX Henry Hub Natural Gas Futures	07/2026	1,680	(55,020)	(707)	0	(1,579)
NYMEX Henry Hub Natural Gas Futures	12/2026	170	(7,465)	778	0	(56)
NYMEX Light Sweet Crude Oil Futures	08/2026	149	(10,321)	2,135	170	0
NYMEX Light Sweet Crude Oil Futures	11/2028	1,177	(76,364)	5,508	341	0
NYMEX Palladium Futures	09/2026	46	(5,570)	555	50	0
NYMEX Platinum Futures	10/2026	44	(3,445)	383	51	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	07/2026	5	(7)	33	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line Futures	08/2026	46	(41)	509	0	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line
Futures	09/2026	46	(5)	545	0	(5)
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line
Futures	10/2026	19	(14)	181	0	(2)
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line
Futures	11/2026	19	(25)	181	0	(2)
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line
Futures	12/2026	19	(30)	182	0	(2)
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line
Futures	10/2027	7	(9)	12	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line
Futures	11/2027	7	(11)	10	0	0
Singapore Jet Kerosene vs. Low Sulphur Gasoil 1st Line
Futures	12/2027	7	(12)	9	0	0
TTF Natural Gas Base Load Monthly Futures	07/2026	14	(517)	(16)	1	(21)
TTF Natural Gas Base Load Monthly Futures	08/2026	17	(611)	(15)	3	(17)
Ultra U.S. Treasury Bond Futures	09/2026	262	(30,433)	(1,005)	197	0

				$33,426	$2,674	$(5,008)

Total Futures Contracts				$11,347	$7,441	$(9,092)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.238	% $	4,200	$55	$(39)	$16	$0	$0

INTEREST RATE SWAPS

									Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day JPY- MUTKCALM Receive Compounded-OIS 1-Day USD- SOFR	0.400%	Annual	12/15/2045 JPY	990	$2	$0	$2	$0	$0
Receive	Compounded-OIS	1.750	Semi- Annual	12/21/2026 $	15,700	1,199	(1,013)	186	2	0
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(7,631)	(5,466)	89	0

						$3,366	$(8,644)	$(5,278)	$91	$0

Total Swap Agreements						$3,421	$(8,683)	$(5,262)	$91	$0

(k)	Securities with an aggregate market value of $47,258 and cash of $22,899 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $131 and liability of $(1,100) for closed futures is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received	Asset	Liability
AZD	07/2026		$413	CAD	588	$1	$0
	07/2026		201	GBP	150	0	(2)
	08/2026	CAD	587		$413	0	(1)
BOA	07/2026	JPY	4,456		28	1	0
	0/2026	BRL	15,700		2,873	0	(103)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

BPS	07/2026		194,127		37,180	0	(424)
	07/2026	CAD	2,073		1,472	10	0
	07/2026	EUR	1,774		2,023	0	(4)
	07/2026	GBP	29		39	0	0
	07/2026	JPY	15,074		95	2	0
	07/2026		$37,483	BRL	194,127	572	(451)
	07/2026		682	EUR	588	0	(11)
	08/2026		1	BRL	5	0	0
	08/2026		39	GBP	29	0	0
	10/2026	BRL	121,130		$22,271	57	(744)
	10/2026		$250	BRL	1,330	2	0
	04/2027	BRL	114,145		$21,166	358	(16)
BRC	07/2026	CAD	93,638		67,099	1,062	0
BSH	07/2026	BRL	20,700		3,999	0	(11)
	07/2026	JPY	79,882		502	11	0
	07/2026		$4,084	BRL	20,700	0	(74)
	09/2026	BRL	104,025		$20,282	427	0
	10/2026		230,000		42,455	0	(1,137)
	04/2027		22,800		4,225	66	0
CBK	07/2026		$2,633	CAD	3,664	0	(49)
FAR	07/2026	GBP	31,960		$42,978	585	0
	07/2026	JPY	1,853		12	0	0
	07/2026		$2,112	CAD	2,941	0	(38)
	07/2026		2,284	JPY	369,478	0	(11)
	08/2026	JPY	368,511		$2,284	11	0
GLM	07/2026	BRL	161,653		30,099	0	(1,215)
	07/2026	CAD	50,086		36,093	778	0
	07/2026		$31,456	BRL	161,653	88	(230)
	07/2026		39,759	CAD	56,577	133	0
	08/2026	CAD	56,496		$39,759	0	(133)
	08/2026		$1,870	BRL	9,751	5	0
	09/2026		2		10	0	0
	10/2026		597		3,177	5	0
	04/2027	BRL	62,200		$11,554	216	(10)
JPM	07/2026		106,862		20,357	39	(382)
	07/2026	CAD	1,206		850	0	0
	07/2026		$20,710	BRL	106,862	49	(59)
	07/2026		21,269	GBP	15,850	0	(244)
	10/2026	BRL	29,700		$5,408	0	(221)
	10/2026		$12,391	BRL	65,166	0	(40)
	12/2026		167	MXN	2,927	0	(2)
	04/2027	BRL	42,200		$7,723	45	(21)
MBC	07/2026	EUR	4,725		5,483	84	0
	07/2026	JPY	74,434		468	11	0
	07/2026		$9,299	CAD	12,916	0	(192)
	07/2026		3,296	EUR	2,832	0	(60)
NGF	07/2026	GBP	6		$8	0	0
	08/2026		$8	GBP	6	0	0
RYL	08/2026		1,196		904	3	0
SCX	07/2026	GBP	15,267		$20,207	0	(44)
	08/2026		$20,207	GBP	15,267	44	0
SOG	07/2026	CAD	204,342		$144,084	77	(232)
	07/2026	EUR	108,846		126,973	2,606	0
	07/2026	GBP	697		921	0	(4)
	07/2026	JPY	193,824		1,220	28	0
	07/2026		$18	CAD	25	0	0
	07/2026		125,297	EUR	110,151	562	0
	08/2026	CAD	474		$334	0	(1)
	08/2026	EUR	110,151		125,467	0	(561)
	08/2026		$921	GBP	698	4	0
SSB	07/2026	CAD	63,642		$46,147	1,273	0
	07/2026		$365	CAD	518	0	0
	07/2026		2,023	EUR	1,774	5	0
	07/2026		42,247	GBP	31,960	147	0
	08/2026	CAD	517		$365	0	0
	08/2026	EUR	1,774		2,025	0	(4)
	08/2026	GBP	31,960		42,246	0	(147)
UAG	07/2026	CAD	3,631		2,600	40	0

Total Forward Foreign Currency Contracts						$9,407	$(6,878)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(228)

Total Written Options						$(496)	$(228)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	29,100	$0	$(208)	$0	$(208)
CIB	Receive	CSIXTR Index	0.000	Monthly	06/15/2027	205,522,854	0	(9,236)	0	(9,236)

							$0	$(9,444)	$0	$(9,444)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$37	$(2)	$2	$0	$0

TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/ Receive(5)		Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	(5)	BACVWSAV Index «	352,732	-0.555	Monthly	09/30/2026	$59,188	$0	$(82)	$0	$(82)
BPS	Receive		BCOMF1NTC Index	271,752	0.12 3.930% (3-Month U.S. Treasury Bill rate plus a	Monthly	03/15/2027	34,544	0	69	69	0
	Receive		CSIXTR Index	84,294	specified spread)	Monthly	03/15/2027	809,783	0	(36,393)	0	(36,393)
CIB	Receive		PIMCODB Index	404,359	0	Monthly	06/15/2027	107,810	0	(4,722)	0	(4,722)
GST	Pay		SPGCINP Index	60,852	-0.077	Monthly	01/15/2027	16,818	0	846	846	0
	Receive		BCOMF1NTC Index	198,480	3.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2027	71,751	0	576	576	0
	Receive		BCOMF1TC Index	44,060	3.80% (SOFR plus a specified spread)	Monthly	04/15/2027	23,219	0	(911)	0	(911)
	Receive		CMDSKEWLS Index	111,625	0.25	Monthly	04/15/2027	75,541	0	(4,380)	0	(4,380)
	Receive		CSIXTR Index	68,627	3.910% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2027	659,276	0	(29,623)	0	(29,623)
JPM	Receive		CSIXTR Index	58,477	3.920% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	561,767	0	(25,244)	0	(25,244)
	Receive		JMABNIC5 Index	710,270	0	Monthly	07/15/2026	169,899	0	(7,639)	0	(7,639)
	Pay		BCOMTR Index	2,100,289	3.580% (SOFR plus a specified spread)	Monthly	01/15/2027	690,948	0	28,468	28,468	0
	Receive		JMABFNJ2 Index	90,193	0	Monthly	01/29/2027	9,518	0	0	0	0
	Pay		BCOMIN Index	204,633	-0.12	Monthly	05/17/2027	37,104	0	2,106	2,106	0
	Pay		BCOMPR Index	74,598	-0.08	Monthly	05/17/2027	34,156	0	3,003	3,003	0
	Receive		BCOMF1TC Index	2,442,024	3.810% (SOFR plus a specified spread)	Monthly	06/15/2027	673,091	0	(26,406)	0	(26,406)
MAC	Receive		CSIXTR Index	8,686	3.920% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	83,445	0	(3,750)	0	(3,750)
	Receive		PIMCODB Index	1,238,131	0	Monthly	08/17/2026	307,851	0	(14,033)	0	(14,033)
	Receive		PIMCODBU Index	4,500	0.22	Monthly	09/15/2026	994	0	(43)	0	(43)
MEI	Receive		CSIXTR Index	110,613	3.890% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	1,062,615	0	(47,737)	0	(47,737)
RBC	Receive		CSIXTR Index	58,058	3.900% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	557,743	0	(25,059)	0	(25,059)
SOG	Receive		CSIXTR Index	61,842	3.920% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2027	594,094	0	(26,697)	0	(26,697)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

UAG	Receive	CSIXTR Index	81,838	3.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2027	786,183	(2,031)	(33,284)	0	(35,315)

								$(2,031)	$(250,935)	$35,068	$(288,034)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	Amazon.com ,Inc.	277,000	4.620% (SOFR plus a specified spread)	Maturity	07/08/2026	$67,641	$0	$1,802	$1,802	$0
	Pay	Google,Inc.	186,900	4.620% (SOFR plus a specified spread)	Maturity	07/08/2026	68,080	0	1,470	1,470	0
	Pay	Meta Platforms, Inc.	115,000	4.620% (SOFR plus a specified spread)	Maturity	07/08/2026	67,228	0	2,629	2,629	0
	Pay	Microsoft,Inc.	167,800	4.620% (SOFR plus a specified spread)	Maturity	07/08/2026	67,692	0	5,281	5,281	0
	Pay	NVIDIA Corp.	334,000	4.620% (SOFR plus a specified spread)	Maturity	07/08/2026	69,535	0	2,892	2,892	0

								$0	$14,074	$14,074	$0

VOLATILITY SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index(6)	4.368%	Maturity	10/18/2027	$20,810	$0	$(238)	$0	$(238)
JPM	Pay	GOLDLNPM Index(6)	3.285	Maturity	09/16/2026	29,000	0	(1,179)	0	(1,179)
	Pay	GOLDLNPM Index(6)	3.349	Maturity	09/25/2026	14,580	0	(467)	0	(467)
MYC	Pay	GOLDLNPM Index(6)	4.431	Maturity	10/18/2027	12,870	0	(139)	0	(139)

							$0	$(2,023)	$0	$(2,023)

Total Swap Agreements							$(2,033)	$(248,326)	$49,142	$(299,501)

(m)

Securities with an aggregate market value of $276,370 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2026 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$190,593	$0	$190,593
Industrials	0	36,557	0	36,557
Utilities	0	70,729	0	70,729
U.S. Government Agencies	0	523,233	0	523,233
U.S. Treasury Obligations	0	80,962	0	80,962
Non-Agency Mortgage-Backed Securities	0	61,929	0	61,929
Asset-Backed Securities
Automobile ABS Other	0	4,267	0	4,267
Automobile Sequential	0	199,087	0	199,087
CMBS Other	0	5,545	0	5,545
Credit Card Bullet	0	23,048	0	23,048
Credit Card Other	0	11,398	0	11,398
Home Equity Other	0	19,347	0	19,347
Whole Loan Collateral	0	2,180	0	2,180
Other ABS	0	275,275	9,140	284,415
Sovereign Issues	0	138,837	0	138,837
Common Stocks
Communication Services	131,571	0	0	131,571
Consumer Discretionary	66,020	0	0	66,020
Financials	578	0	0	578
Information Technology	129,423	0	0	129,423
Short-Term Instruments
Commercial Paper	4,193	766,336	0	770,529
Mutual Funds	0	11,536	0	11,536
Repurchase Agreements	0	3,063,532	0	3,063,532
U.S. Treasury Bills	0	739,000	0	739,000

	$331,785	$6,223,391	$9,140	$6,564,316
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$618,164	$0	$0	$618,164

Total Investments	$949,949	$6,223,391	$9,140	$7,182,480

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(130,174)	$0	$(130,174)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,788	683	0	8,471
Over the counter	0	58,549	0	58,549

	$7,788	$59,232	$0	$67,020
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17,797)	(103)	0	(17,900)
Over the counter	0	(306,525)	(82)	(306,607)

	$(17,797)	$(306,628)	$(82)	$(324,507)

Total Financial Derivative Instruments	$(10,009)	$(247,396)	$(82)	$(257,487)

Totals	$939,940	$5,845,821	$9,058	$6,794,819

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust